Touchstone Sands Capital International Growth Equity Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World ex-USA Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	7.91%	8.41%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		4.09%	4.03%	7.22%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.78%	2.98%	5.71%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.56%	3.11%	5.57%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		7.91%	4.35%	7.23%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		10.01%	5.42%	8.16%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[1]	10.18%	5.46%	8.18%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]	10.14%	5.46%	8.18%

[1]	The inception date of Institutional Class shares was August 23, 2019. Institutional Class shares’ performance was calculated using the historical performance of Class A shares for the periods prior to August 23, 2019. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Institutional Class shares.
[2]	An investor transacting in Class R6 shares may be required to pay a commission to a broker for effecting such transactions on an agency basis. Such commissions will not be reflected in the table.
[3]	The inception date of Class R6 shares was August 31, 2023. Class R6 shares’ performance was calculated using the historical performance of Institutional Class shares for the periods prior to August 31, 2023. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class R6 shares.